Benefit Plans (Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	¥ 220,050	¥ 220,023
Projected benefit obligation	32,785	211,449
Accumulated benefit obligation	32,785	211,449
Fair value of plan assets	27,629	202,903
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	53,033	52,586
Projected benefit obligation	38,119	37,744
Accumulated benefit obligation	36,159	35,690
Fair value of plan assets	¥ 18,492	¥ 18,112